Disposition Of A Component Of An Entity (Schedule Of Changes In Earn-Out Receivables) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Business Combinations [Abstract]
Beginning Balance	$ 73	$ 160
Net receipts	(20)	(37)
Imputed interest recognized	3	4
Ending Balance	$ 56	$ 127